Stockholders' Equity: (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Apr. 26, 2017	Dec. 31, 2016	Apr. 26, 2016
Issued capital	$ 7,767,276		$ 7,767,276
Number of shares authorised	7,767,276		7,767,276
Legal Reserve, Percentage of Allocation from Net Income	5.00%
Capital redemption reserve	$ 7,052,635		$ 5,045,254
Dividend payables		$ 1,848,000		$ 1,683,000
Dividend Declared, Tax on Dividends, Percentage	42.85%
Retained earnings	$ 9,949,654		8,155,159
Additional paid-in capital	$ 39,689,426		37,172,825
Tax rate Withholding Tax on Dividends	10.00%
Capital Stock Issued And Outstanding Reserve	20.00%
Fixed Capital Shares [member]
Issued capital	$ 1,000		1,000
Retained earnings			6,114,939
Variable Capital Shares [member]
Issued capital	7,766,276		$ 7,766,276
Retained earnings	$ 8,951,912